ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Derivative assets	$ 107	$ 265
Accounts receivable - net of expected credit loss of $45 million (December 31, 2024 - $50 million)	752	730
Restricted cash	317	350
Prepaid expenses	204	214
Inventory	186	234
Other current assets	350	288
Total accounts receivable and other	1,916	2,081
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	7,704	8,549
Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	$ 45	$ 50